Accrued Expenses and Other Liabilities (Details) ¥ in Millions	1 Months Ended			12 Months Ended
	Mar. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	May 31, 2023	Nov. 30, 2022 USD ($)	Nov. 30, 2022 CNY (¥)	Oct. 31, 2022 CNY (¥)
Accrued Expenses and Other Liabilities (Details) [Line Items]
Borrowings, interest expenses				$ 1,013,209	$ 815,994	$ 216,020
Long-term loan				$ 2,682,248
Free interest rate term				3 years
Loan due term				5 years
Exclusive license term		2 years	2 years
License fee		$ 1,449,864	¥ 10.0
Consideration of per month		63,608
Consideration of aggregate amount		1,526,581								¥ 10.5
Loan from the third party		$ 1,449,864								¥ 10.0
Loan amount								$ 1,449,864	¥ 10.0
Subsequent Event [Member]
Accrued Expenses and Other Liabilities (Details) [Line Items]
Borrowings, interest rate							15.00%
Repayment amounted	$ 3,133,371
Minimum [Member]
Accrued Expenses and Other Liabilities (Details) [Line Items]
Borrowings, interest rate				3.80%
Maximum [Member]
Accrued Expenses and Other Liabilities (Details) [Line Items]
Borrowings, interest rate				25.55%